PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.6% of Net Assets
Non-Convertible Bonds – 81.5%
	ABS Home Equity – 0.5%
$80,472	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	$82,825
60,347	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	60,101
743	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 4.832%, 11/20/2035(a)(b)(c)	487
179,586	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.812%, 9/19/2045(d)	145,500
84,464	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 4.191%, 7/19/2035(c)	81,229
150,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 6.262%, 10/17/2033, 144A(d)	150,047
155,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 7.182%, 10/17/2033, 144A(d)	155,097

		675,286

	Aerospace & Defense – 1.4%
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	591,560
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	403,108
1,065,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	1,109,197

		2,103,865

	Airlines – 0.4%
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	548,375
20,481	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	20,609

		568,984

	Automotive – 2.0%
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	194,513
510,000	Allison Transmission, Inc., 5.875%, 6/01/2029, 144A	515,737
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	285,000
645,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	567,922
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	109,653
880,000	IHO Verwaltungs GmbH, 5.250% PIK, 4.500% Cash, 9/15/2023, 144A(e)	873,400
420,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	395,850

		2,942,075

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – 2.5%
$1,730,000	Ally Financial, Inc., 4.625%, 3/30/2025	$1,755,950
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	516,579
425,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	374,497
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	454,297
495,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	483,200

		3,584,523

	Brokerage – 0.4%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	537,675

	Building Materials – 2.8%
610,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	576,450
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	235,635
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	380,559
420,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	413,700
445,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	430,537
360,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	342,000
160,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	150,800
420,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 7/15/2023	428,757
1,120,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	1,134,000

		4,092,438

	Cable Satellite – 7.8%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	812,888
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	483,313
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	639,681
450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	464,625
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	905,006
1,360,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,388,764
390,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	415,350

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$415,000	DISH DBS Corp., 7.750%, 7/01/2026	$361,050
355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	355,213
800,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	788,056
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,541,281
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	273,938
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	381,563
2,570,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,537,875

		11,348,603

	Chemicals – 1.5%
1,510,000	Hercules LLC, 6.500%, 6/30/2029	1,513,775
420,000	Hexion, Inc., 6.625%, 4/15/2020(f)(g)	353,850
70,000	Hexion, Inc., 10.375%, 2/01/2022, 144A(f)(g)	58,625
245,000	SASOL Financing USA LLC, 5.875%, 3/27/2024	259,826

		2,186,076

	Construction Machinery – 1.0%
615,000	United Rentals North America, Inc., 4.625%, 10/15/2025	607,312
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,150
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	822,000

		1,444,462

	Consumer Cyclical Services – 0.5%
225,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 6/01/2023, 144A	209,812
185,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027, 144A	189,394
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	368,375

		767,581

	Consumer Products – 0.5%
790,000	Coty, Inc., 6.500%, 4/15/2026, 144A	772,225

	Electric – 1.7%
125,000	AES Corp. (The), 5.125%, 9/01/2027	130,024

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$479,000	AES Corp. (The), 5.500%, 4/15/2025	$495,961
150,000	AES Corp. (The), 6.000%, 5/15/2026	158,997
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,646,493

		2,431,475

	Environmental – 0.1%
100,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	97,000

	Finance Companies – 4.7%
120,000	CIT Group, Inc., 4.125%, 3/09/2021	121,500
120,000	iStar, Inc., 4.625%, 9/15/2020	121,350
395,000	iStar, Inc., 5.250%, 9/15/2022	387,594
800,000	iStar, Inc., 6.500%, 7/01/2021	814,000
720,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	691,200
255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	259,781
820,000	Navient Corp., 6.500%, 6/15/2022	854,594
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	286,650
1,305,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,221,806
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	712,485
185,000	Springleaf Finance Corp., 6.875%, 3/15/2025	190,781
700,000	Springleaf Finance Corp., 7.125%, 3/15/2026	712,684
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	408,763

		6,783,188

	Financial Other – 0.8%
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	182,250
105,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	107,714
465,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	478,950
330,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	334,950

		1,103,864

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 2.2%
$210,000	BRF S.A., 4.750%, 5/22/2024, 144A	$197,663
520,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	545,683
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	338,250
385,000	Marfrig Holdings Europe BV, Class B, 8.000%, 6/08/2023, 144A	397,990
280,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	282,800
540,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	544,050
830,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	833,112

		3,139,548

	Gaming – 0.8%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	181,125
210,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	197,400
345,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027, 144A	357,075
380,000	MGM Resorts International, 7.750%, 3/15/2022	418,950

		1,154,550

	Government Owned - No Guarantee – 1.0%
190,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	169,955
550,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	544,775
55,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	54,417
710,000	YPF S.A., 6.950%, 7/21/2027, 144A	630,480

		1,399,627

	Healthcare – 4.6%
590,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	555,131
170,000	HCA, Inc., 7.050%, 12/01/2027	185,725
655,000	HCA, Inc., 7.500%, 12/15/2023	730,325
145,000	HCA, Inc., 7.500%, 11/06/2033	166,388
590,000	HCA, Inc., 7.690%, 6/15/2025	669,650
480,000	HCA, Inc., 8.360%, 4/15/2024	554,400

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	$922,500
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	587,100
275,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	273,570
315,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	309,487
200,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	204,626
920,000	Polaris Intermediate Corp., 8.500% PIK, 8.500% Cash, 12/01/2022, 144A(e)	907,580
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	391,969
170,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	176,469

		6,634,920

	Home Construction – 1.8%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022(a)(b)(h)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	618,750
800,000	Lennar Corp., 4.750%, 5/30/2025	816,000
1,130,000	PulteGroup, Inc., 5.500%, 3/01/2026	1,163,900

		2,598,662

	Independent Energy – 11.3%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	481,275
202,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	221,251
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	636,194
740,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	708,550
90,000	California Resources Corp., 5.500%, 9/15/2021	70,015
41,000	California Resources Corp., 6.000%, 11/15/2024	26,667
1,190,000	California Resources Corp., 8.000%, 12/15/2022, 144A	934,507
140,000	Callon Petroleum Co., 6.125%, 10/01/2024	140,700
425,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	429,165
518,000	CNX Resources Corp., 5.875%, 4/15/2022	516,705
635,000	Denbury Resources, Inc., 7.500%, 2/15/2024, 144A	542,131

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$205,000	Denbury Resources, Inc., 9.250%, 3/31/2022, 144A	$197,825
375,000	Gulfport Energy Corp., 6.000%, 10/15/2024	340,365
595,000	Gulfport Energy Corp., 6.375%, 5/15/2025	538,475
365,000	Gulfport Energy Corp., 6.375%, 1/15/2026	323,025
622,000	Halcon Resources Corp., 6.750%, 2/15/2025	373,200
605,000	Matador Resources Co., 5.875%, 9/15/2026	603,487
1,250,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	1,231,475
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	545,512
690,000	Montage Resources Corp., 8.875%, 7/15/2023	657,432
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	202,057
592,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	597,920
210,000	PDC Energy, Inc., 5.750%, 5/15/2026	205,275
205,000	PDC Energy, Inc., 6.125%, 9/15/2024	205,000
870,000	Range Resources Corp., 4.875%, 5/15/2025	806,925
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	44,550
755,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A	607,775
685,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	669,587
175,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	179,813
920,000	SM Energy Co., 5.000%, 1/15/2024	851,000
27,000	SM Energy Co., 6.125%, 11/15/2022	27,000
45,000	SM Energy Co., 6.625%, 1/15/2027	42,750
190,000	SM Energy Co., 6.750%, 9/15/2026	182,163
264,000	Southwestern Energy Co., 6.200%, 1/23/2025	259,380
425,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	350,625
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	409,657
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	50,264

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$1,215,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	$1,190,700

		16,400,397

	Integrated Energy – 0.1%
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	200,810

	Life Insurance – 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	351,900

	Local Authorities – 0.3%
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	264,765
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	196,425

		461,190

	Lodging – 0.9%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	149,718
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	762,550
365,000	Marriott Ownership Resorts, Inc., 6.500%, 9/15/2026, 144A	382,411

		1,294,679

	Media Entertainment – 2.9%
735,000	AMC Networks, Inc., 4.750%, 8/01/2025	729,487
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,179,544
1,215,000	iHeartCommunications, Inc., 9.000%, 12/15/2019(h)	862,650
445,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(h)	313,725
395,000	Meredith Corp., 6.875%, 2/01/2026	414,750
740,000	Netflix, Inc., 4.875%, 4/15/2028	732,600

		4,232,756

	Metals & Mining – 1.9%
190,000	Commercial Metals Co., 4.875%, 5/15/2023	190,475
465,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	435,356
256,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	260,320
445,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	447,781

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$200,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	$195,500
840,000	FMG Resources (August 2006) Pty Ltd., 4.750%, 5/15/2022, 144A	840,000
370,000	FMG Resources Pty Ltd., 5.125%, 5/15/2024, 144A	370,925

		2,740,357

	Midstream – 4.1%
385,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	332,062
205,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	182,450
435,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	389,325
1,265,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,287,137
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	193,000
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	419,013
165,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	167,062
700,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	707,000
385,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	380,669
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	925,650
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	94,644
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	651,482
305,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	286,862

		6,016,356

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.984%, 11/15/2031, 144A(d)(f)(g)	98,033
225,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.984%, 11/15/2031, 144A(d)(f)(g)	218,452
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	935,306
15,114	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.322%, 1/15/2049(c)	15,124
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.250%, 5.734%, 11/15/2027, 144A(d)(f)(g)	338,205
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.634%, 11/15/2027, 144A(d)	320,134

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.822%, 6/15/2045, 144A(c)	$107,330

		2,032,584

	Oil Field Services – 1.8%
555,000	Ensco PLC, 5.750%, 10/01/2044	356,587
575,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A	475,812
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	96,000
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	100,000
59,000	Noble Holding International Ltd., 7.750%, 1/15/2024	53,121
530,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	491,575
580,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	551,000
165,375	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	167,856
224,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	229,880
175,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	172,813

		2,694,644

	Packaging – 1.2%
200,000	ARD Finance S.A., 7.875% PIK, 7.125% Cash, 9/15/2023(e)	199,250
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	397,469
1,165,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	1,227,269

		1,823,988

	Pharmaceuticals – 1.6%
128,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	128,640
649,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	657,112
220,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	217,800
170,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	184,671
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	277,200
975,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	908,844

		2,374,267

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.6%
$1,110,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	$954,622

	Refining – 0.4%
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	640,747

	Restaurants – 0.6%
890,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	879,142

	Retailers – 2.4%
830,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	853,613
820,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	822,050
505,000	JC Penney Corp., Inc., 5.875%, 7/01/2023, 144A	425,463
475,000	L Brands, Inc., 6.750%, 7/01/2036	399,000
180,000	L Brands, Inc., 6.875%, 11/01/2035	155,475
665,000	Party City Holdings, Inc., 6.625%, 8/01/2026, 144A	661,675
125,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	129,219

		3,446,495

	Supermarkets – 0.7%
335,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	317,831
935,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	757,350

		1,075,181

	Technology – 4.1%
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	179,350
380,000	CommScope Finance LLC, 5.500%, 3/01/2024, 144A	388,660
385,000	CommScope Finance LLC, 6.000%, 3/01/2026, 144A	398,232
60,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	58,332
140,000	Dell International LLC/EMC Corp., 4.900%, 10/01/2026, 144A	142,102
1,205,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,296,039
420,000	First Data Corp., 5.375%, 8/15/2023, 144A	428,925
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	198,550

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	$280,500
590,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	595,900
470,000	Star Merger Sub, Inc., 6.875%, 8/15/2026, 144A	480,575
680,000	Uber Technologies, Inc., 7.500%, 11/01/2023	708,900
900,000	Western Digital Corp., 4.750%, 2/15/2026	859,500

		6,015,565

	Transportation Services – 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(f)(g)	244,434

	Wireless – 3.2%
360,000	Altice France S.A./France, 7.375%, 5/01/2026, 144A	352,800
200,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	203,462
865,000	Nokia Oyj, 4.375%, 6/12/2027	856,350
380,000	Sprint Corp., 7.125%, 6/15/2024	385,700
650,000	Sprint Corp., 7.250%, 9/15/2021	682,500
920,000	Sprint Corp., 7.875%, 9/15/2023	963,700
315,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	314,827
895,000	T-Mobile USA, Inc., 4.750%, 2/01/2028	887,169

		4,646,508

	Wirelines – 2.6%
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	112,793
555,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	573,037
1,060,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	985,800
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	226,800
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	121,848
1,485,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/2025, 144A(i)	1,408,894

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$505,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(i)	$372,438

		3,801,610

	Total Non-Convertible Bonds (Identified Cost $118,619,380)	118,694,859

Convertible Bonds – 9.1%
	Automotive – 0.3%
390,000	Meritor, Inc., 3.250%, 10/15/2037	375,297

	Cable Satellite – 1.2%
1,515,000	DISH Network Corp., 2.375%, 3/15/2024	1,249,680
580,000	DISH Network Corp., 3.375%, 8/15/2026	492,710

		1,742,390

	Diversified Manufacturing – 0.4%
620,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	592,021

	Diversified Operations – 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	161,005

	Finance Companies – 0.3%
435,000	iStar, Inc., 3.125%, 9/15/2022	399,112

	Healthcare – 0.1%
125,000	Insulet Corp., 1.375%, 11/15/2024, 144A	150,547

	Independent Energy – 1.2%
840,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	778,339
825,000	PDC Energy, Inc., 1.125%, 9/15/2021	768,256
60,000	SM Energy Co., 1.500%, 7/01/2021	56,018
170,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	164,333

		1,766,946

	Industrial Other – 0.2%
330,000	Tutor Perini Corp., 2.875%, 6/15/2021	315,440

	Leisure – 0.1%
185,000	Rovi Corp., 0.500%, 3/01/2020	179,437

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Oil Field Services – 0.6%
$860,000	Nabors Industries, Inc., 0.750%, 1/15/2024	$612,991
335,000	Oil States International, Inc., 1.500%, 2/15/2023, 144A	290,657

		903,648

	Pharmaceuticals – 1.9%
1,530,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,565,381
430,000	Dermira, Inc., 3.000%, 5/15/2022	380,119
475,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	414,437
370,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	366,140

		2,726,077

	Retailers – 0.2%
270,000	Booking Holdings, Inc., 0.350%, 6/15/2020	364,957

	Technology – 2.4%
705,000	Avaya Holdings Corp., 2.250%, 6/15/2023, 144A	649,284
475,000	Evolent Health, Inc., 2.000%, 12/01/2021	458,003
865,000	Finisar Corp., 0.500%, 12/15/2036	848,418
625,000	Nuance Communications, Inc., 1.000%, 12/15/2035	582,188
315,000	Nuance Communications, Inc., 1.250%, 4/01/2025	312,490
245,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023, 144A	271,274
140,000	Verint Systems, Inc., 1.500%, 6/01/2021	154,245
305,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	268,251

		3,544,153

	Transportation Services – 0.1%
130,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	114,566

	Total Convertible Bonds (Identified Cost $14,010,719)	13,335,596

	Total Bonds and Notes (Identified Cost $132,630,099)	132,030,455

Principal Amount	Description	Value (†)
Loan Participations – 0.3%
	ABS Other – 0.3%
$422,913	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037 (a) (Identified Cost $421,955)	$424,483

Senior Loans – 1.7%
	Retailers – 0.4%
665,014	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 6.879%, 6/23/2023(d)	589,090

	Supermarkets – 0.6%
427,928	Albertsons LLC, Term Loan B7, 1-month LIBOR + 3.000%, 5.499%, 11/17/2025(d)	422,125
421,853	Albertsons LLC, USD 2017 Term Loan B5, 3-month LIBOR + 3.000%, 5.609%, 12/21/2022(d)	418,221

		840,346

	Transportation Services – 0.7%
1,034,406	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.493%, 4/04/2025(d)	1,034,147

	Total Senior Loans (Identified Cost $2,471,371)	2,463,583

Shares
Preferred Stocks – 1.4%
	Food & Beverage – 1.0%
14,765	Bunge Ltd., 4.875%	1,450,602

	Midstream – 0.4%
988	Chesapeake Energy Corp., 5.750%(a)	494,000
20	Chesapeake Energy Corp., 5.750%, 144A(a)	10,000
137	Chesapeake Energy Corp., 5.750%(a)	69,633

		573,633

	Total Preferred Stocks (Identified Cost $2,234,677)	2,024,235

Other Investments – 0.6%
	Aircraft ABS – 0.6%
100	ECAF I Blocker Ltd.(a)(b)(f)(j) (Identified Cost $1,000,000)	865,625

Principal Amount	Description	Value (†)
Short-Term Investments – 7.2%
$7,835,719	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $7,836,699 on 4/01/2019 collateralized by $7,995,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $7,992,625 including accrued interest(k)	$7,835,719

2,630,000	U.S. Treasury Bills, 2.335%-2.350%, 6/27/2019(l)(m)	2,615,079

	Total Short-Term Investments (Identified Cost $10,450,863)	10,450,798

	Total Investments – 101.8% (Identified Cost $149,208,965)	148,259,179
	Other assets less liabilities – (1.8)%	(2,658,289)

	Net Assets – 100.0%	$145,600,890

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,311,599	0.9%	$866,124	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $866,124 or 0.6% of net assets.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.

(d)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(e)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2019, interest payments were made in cash.

(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of these securities amounted to $1,311,599 or 0.9% of net assets.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Non-income producing security.
(j)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	December 20, 2016	$1,000,000	$865,625	0.6%

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $68,335,550 or 46.9% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$674,799	$487	(a)	$675,286
Home Construction	—	2,598,650	12	(a)	2,598,662
All Other Non-Convertible Bonds*	—	115,420,911	—		115,420,911

Total Non-Convertible Bonds	—	118,694,360	499		118,694,859

Convertible Bonds*	—	13,335,596	—		13,335,596

Total Bonds and Notes	—	132,029,956	499		132,030,455

Loan Participations*	—	—	424,483	(b)	424,483
Senior Loans*	—	2,463,583	—		2,463,583
Preferred Stocks
Food & Beverage	—	1,450,602	—		1,450,602
Midstream	—	—	573,633	(b)	573,633

Total Preferred Stocks	—	1,450,602	573,633		2,024,235

Other Investments*	—	—	865,625	(c)	865,625
Short-Term Investments*	—	10,450,798	—		10,450,798

Total	$—	$146,394,939	$1,864,240		$148,259,179

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or March 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$574	$—	$—	$(79)	$—	$(8)	$—	$—	$487	$(81)
Home Construction	12	7,380	—	(7,380)	—	—	—	—	12	(7,380)
Loan Participations
ABS Other	425,679	9	6	1,609	—	(2,820)	—	—	424,483	1,624
Other Investments
Aircraft ABS	865,625	—	—	—	—	—	—	—	865,625	—
Preferred Stocks
Convertible Preferred Stocks
Midstream	58,567	—	—	(4,913)	—	—	519,979	—	573,633	(4,913)

Total	$1,350,457	$7,389	$6	$(10,763)	$—	$(2,828)	$519,979	$—	$1,864,240	$(10,750)

Preferred stocks valued at $519,979 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At December 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2019 (Unaudited)

Independent Energy	12.5%
Cable Satellite	9.0
Technology	6.5
Finance Companies	5.0
Healthcare	4.7
Midstream	4.5
Pharmaceuticals	3.5
Wireless	3.2
Food & Beverage	3.2
Retailers	3.0
Media Entertainment	2.9
Building Materials	2.8
Wirelines	2.6
Banking	2.5
Oil Field Services	2.4
Automotive	2.3
Other Investments, less than 2% each	24.0
Short-Term Investments	7.2

Total Investments	101.8
Other assets less liabilities	(1.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 90.9% of Net Assets
Non-Convertible Bonds – 89.2%
	ABS Car Loan – 8.1%
$2,961,839	ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022, 144A	$2,974,831
19,176,987	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.740%, 9/15/2021	19,081,055
16,590,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	16,716,064
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,019,014
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,708,600
25,880,000	Americredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	26,186,305
4,085,790	BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.160%, 11/25/2020	4,067,990
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,687,056
13,130,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	13,298,610
13,965,000	CPS Auto Receivables Trust, Series 2019-A, Class D, 4.350%, 12/16/2024, 144A	14,228,169
1,800,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	1,799,593
22,010,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 3.470%, 5/17/2027, 144A	22,177,930
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	23,547,717
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,758,664
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	16,740,728
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,729,850
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	10,862,530
3,122,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.690%, 11/15/2021	3,100,166
15,745,000	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.030%, 11/15/2022	15,859,584
3,218,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022	3,230,542
2,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.020%, 5/16/2023	2,015,696
15,645,000	GM Financial Securitized Term, Series 2019-1, Class A3, 2.970%, 11/16/2023	15,770,639
4,962,421	Honda Auto Receivables Owner Trust, Series 2016-4, Class A3, 1.210%, 12/18/2020	4,931,232
1,867,650	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.680%, 8/16/2021	1,854,608
28,000,000	Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.160%, 1/17/2023	28,310,327

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$5,925,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023	$5,961,497
18,520,000	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.900%, 10/16/2023	18,657,005
19,082,561	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021	18,967,222
26,135,000	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220%, 6/15/2023	26,476,313
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	27,972,355
11,696,621	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.760%, 7/15/2021	11,633,853
15,720,000	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3, 1.930%, 1/18/2022	15,606,324
27,000,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.350%, 5/16/2022	26,932,438
4,500,000	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2A, 2.770%, 8/16/2021	4,504,127
15,495,000	Westlake Automobile Receivable, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	15,607,714

		445,976,348

	ABS Credit Card – 5.0%
14,559,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	14,470,432
10,434,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023	10,361,274
3,000,000	American Express Credit Account Master Trust, Series 2018-1, Class A, 2.670%, 10/17/2022	3,002,358
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	8,073,275
9,770,000	BA Credit Card Trust, Series 2017-A2, Class A2, 1.840%, 1/17/2023	9,672,836
28,630,000	BA Credit Card Trust, Series 2018-A2, Class A2, 3.000%, 9/15/2023	28,897,184
24,885,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.080%, 3/15/2023	24,737,614
9,480,000	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.340%, 4/15/2022	9,453,800
6,170,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	6,118,498
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/16/2024	11,829,093
17,700,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.580%, 8/15/2021	17,631,781
7,915,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022	7,855,635
31,257,000	Chase Issuance Trust, Sries 2016-A5, Class A5, 1.270%, 7/15/2021	31,137,442
22,714,000	Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.150%, 7/15/2021	22,682,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Credit Card – continued
$13,575,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021	$13,499,722
10,366,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.920%, 4/07/2022	10,294,909
13,235,000	Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.860%, 8/08/2022	13,109,962
35,306,000	Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/2022	35,099,605

		277,927,620

	ABS Home Equity – 2.2%
636,348	American Home Mortgage Investment Trust, Series 2004-2, Class 5A, 5.500%, 2/25/2044(a)	650,572
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	16,686,912
5,885,000	Bayview Opportunity Master Fund IVa Trust, Series 2019-RN2, Class A1, 3.967%, 3/28/2034, 144A(a)	5,885,000
2,396,973	Bayview Opportunity Master Fund Trust, Series 2018-RN8, Class A1, 4.066%, 9/28/2033, 144A(a)	2,407,133
5,191,665	Bayview Opportunity Master Funding, Series 2019-RN1, Class A1, 4.090%, 2/28/2034, 144A(a)	5,236,915
883,226	CAM Mortgage Trust, Series 2018-1, Class A1, 3.960%, 12/01/2065, 144A(a)	881,042
1,277,372	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 3.101%, 8/25/2060, 144A(b)	1,274,611
1,945,461	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	1,903,450
2,481,000	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 3-month LIBOR + 0.360%, 3.147%, 10/15/2054, 144A(b)	2,477,410
3,050,000	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 4.132%, 1/17/2038, 144A(b)	3,053,678
4,625,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 3.467%, 12/22/2069, 144A(b)	4,636,826
9,990,147	Progress Residential Trust, Series 2016-SFR2, Class A, 1-month LIBOR + 1.400%, 3.882%, 1/17/2034, 144A(b)	10,012,068
3,708,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	3,699,518
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,353,613
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,858,307
990,788	RCO Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(a)	994,920
1,183,603	RMAT, Series 2018-NPL1, Class A1, 4.090%, 5/25/2048, 144A(a)	1,185,976
2,600,023	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	2,640,709
4,174,720	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(a)	4,236,490
5,464,548	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	5,555,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$19,547,433	Sequoia Mortgage Trust, Series 2019-CH1, Class A1, 4.000%, 3/25/2049, 144A(a)	$20,001,911
1,917,837	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(a)	1,900,956
1,481,068	Vericrest Opportunity Loan Trust, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(a)	1,487,515
1,896,567	Vericrest Opportunity Loan Trust, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(a)	1,908,678
9,715,000	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049, 144A(a)	9,725,597
6,701,634	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, 4.336%, 1/25/2049, 144A(a)	6,751,791
2,379,116	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1, 5.124%, 3/25/2035(a)	2,429,730

		121,836,715

	ABS Other – 2.8%
45,112,587	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)(d)(e)	44,827,476
13,333,557	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	13,587,399
8,551,364	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	8,500,599
4,395,000	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	4,451,454
13,610,000	Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.200%, 11/20/2030, 144A	13,844,277
4,070,000	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	4,083,059
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	8,128,632
17,187,644	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	17,241,827
1,090,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 5.130%, 9/15/2032(b)(c)	1,089,346
1,120,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 5.130%, 9/15/2032(b)(c)	1,119,328
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A	13,894,577
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	6,896,058
17,715,225	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,120,834

		155,784,866

	ABS Student Loan – 0.6%
6,910,000	Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, 12/15/2059, 144A	7,189,263
973,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.050%, 6/15/2032(b)(c)	972,416
730,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 5.030%, 6/15/2032(b)(c)	729,562

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Student Loan – continued
$1,379,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.080%, 3/15/2033(b)(c)	$1,378,173
944,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.080%, 3/15/2033(b)(c)	943,434
10,385,000	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	10,540,212
9,075,000	SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.690%, 6/15/2048, 144A	9,325,958

		31,079,018

	ABS Whole Business – 1.5%
10,400,131	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	10,854,900
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,734,424
27,411,750	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	27,925,257
5,500,000	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A(c)(f)	5,587,012
3,195,850	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	3,257,370
6,785,000	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/2049, 144A	6,785,000
4,962,500	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	5,135,263
13,561,013	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	13,952,926
3,700,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	3,831,646

		81,063,798

	Aerospace & Defense – 1.5%
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	684,125
78,795,000	Textron, Inc., 5.950%, 9/21/2021	83,350,262

		84,034,387

	Airlines – 0.7%
3,211,778	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	3,277,940
1,868,814	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,832,594
697,843	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	681,187
1,356,446	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,376,847
324,173	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	341,743
1,078,616	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,179,359

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$5,449,716	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	$6,005,588
9,346,973	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	9,596,070
13,632,993	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	14,337,819
142,476	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	138,697
688,332	Virgin Australia Pass Through Certificates, Series 2013-1A, 5.000%, 4/23/2025, 144A	703,324

		39,471,168

	Automotive – 1.6%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	26,736,138
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,375,602
255,000	Ford Motor Co., 6.625%, 2/15/2028	270,292
240,000	Ford Motor Co., 7.500%, 8/01/2026	267,603
14,000,000	Toyota Motor Credit Corp., 1.950%, 4/17/2020	13,907,216
26,263,000	Toyota Motor Credit Corp., GMTN, 1.900%, 4/08/2021	25,902,957
10,000,000	Toyota Motor Credit Corp., MTN, 2.150%, 3/12/2020	9,955,452
7,565,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	7,347,440

		90,762,700

	Banking – 8.3%
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	40,207,195
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,809,310
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	48,211,868
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	102,734
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	26,023,980
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	22,111,255
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	467,765
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	17,236,479
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,235,181
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,731,335

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	$6,899,566
17,940,000	Danske Bank A/S, 5.000%, 1/12/2022, 144A	18,398,152
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	14,768,853
20,999,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	18,503,689
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,799,803
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	72,509,305
100,000	KeyBank NA, 6.950%, 2/01/2028	122,135
2,400,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	2,152,900
3,742,000	Lloyds Banking Group PLC, 4.582%, 12/10/2025	3,785,604
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,892,863
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,195,992
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,309,654
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	38,703,531
8,638,000	National City Corp., 6.875%, 5/15/2019	8,681,276
10,610,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023	11,267,543
15,160,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	15,619,954
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	20,405,811
21,340,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 3.911%, 1/20/2023, 144A(b)	21,290,491
5,900,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	5,989,090
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	3,914,836

		458,348,150

	Brokerage – 1.5%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	53,253,095
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,194,202
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,563,934

		83,011,231

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – 0.6%
$1,610,000	Masco Corp., 6.500%, 8/15/2032	$1,831,558
3,110,000	Masco Corp., 7.125%, 3/15/2020	3,231,537
2,667,000	Masco Corp., 7.750%, 8/01/2029	3,238,635
23,975,000	Owens Corning, 7.000%, 12/01/2036	27,264,345

		35,566,075

	Cable Satellite – 1.1%
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	6,993,502
10,320,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A	8,958,007
5,820,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A	5,256,413
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,842,866
9,055,000	Time Warner Cable LLC, 4.500%, 9/15/2042	7,914,309
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	15,551,249

		58,516,346

	Chemicals – 1.7%
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	27,541,833
15,145,000	DowDuPont, Inc., 3.766%, 11/15/2020	15,421,602
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	50,710,142

		93,673,577

	Construction Machinery – 1.3%
17,058,000	Caterpillar Financial Services Corp., 1.931%, 10/01/2021	16,738,820
12,000,000	Caterpillar, Inc., 3.900%, 5/27/2021	12,314,419
10,400,000	John Deere Capital Corp., 2.550%, 1/08/2021	10,389,081
11,005,000	John Deere Capital Corp., MTN, 2.350%, 1/08/2021	10,957,195
7,485,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	7,552,905
6,105,000	John Deere Capital Corp., MTN, 3.900%, 7/12/2021	6,270,793
6,787,000	Toro Co. (The), 6.625%, 5/01/2037(d)(e)	8,079,601

		72,302,814

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 0.1%
$5,530,000	Expedia Group, Inc., 3.800%, 2/15/2028	$5,336,235

	Consumer Products – 0.7%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,918,124
27,515,000	Unilever Capital Corp., 3.000%, 3/07/2022	27,794,002

		36,712,126

	Diversified Manufacturing – 0.1%
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 3.087%, 5/13/2024(b)	4,879,353

	Electric – 1.4%
22,667,100	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	24,125,463
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,559,023
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	14,380,794
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	10,748,432

		79,813,712

	Finance Companies – 1.5%
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,443,638
20,595,000	Aircastle Ltd., 4.400%, 9/25/2023	20,971,717
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,480,217
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,586,203
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,266,468
8,565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	8,693,475
7,805,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	7,307,431

		83,749,149

	Food & Beverage – 1.5%
13,750,000	General Mills, Inc., 2.600%, 10/12/2022	13,588,056
8,595,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	8,809,875
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,081,850
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,334,753

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$45,980,000	PepsiCo, Inc., 2.000%, 4/15/2021	$45,586,400

		82,400,934

	Government Guaranteed – 1.0%
55,000,000	Kreditanstalt fuer Wiederaufbau, 1.500%, 4/20/2020	54,442,223

	Government Owned - No Guarantee – 1.4%
50,000,000	CPPIB Capital, Inc., 2.375%, 1/29/2021, 144A	49,925,224
5,425,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	4,852,663
21,545,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	21,340,322
1,480,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	1,464,312

		77,582,521

	Government Sponsored – 0.7%
40,000,000	Kommunalbanken, MTN, 1.625%, 2/10/2021	39,413,120

	Health Insurance – 0.6%
27,570,000	Anthem, Inc., 2.500%, 11/21/2020	27,429,384
3,040,000	Centene Corp., 6.125%, 2/15/2024	3,185,312
1,261,000	Cigna Holding Co., 7.875%, 5/15/2027	1,597,364

		32,212,060

	Healthcare – 3.0%
27,455,000	Abbott Laboratories, 2.900%, 11/30/2021	27,569,866
27,390,000	Cigna Corp., 3.200%, 9/17/2020, 144A	27,537,642
19,420,000	Cigna Corp., 4.375%, 10/15/2028, 144A	20,143,786
13,765,000	CVS Health Corp., 4.100%, 3/25/2025	14,131,762
23,120,000	HCA, Inc., 4.500%, 2/15/2027	23,743,715
24,240,000	HCA, Inc., 5.250%, 4/15/2025	26,028,398
4,580,000	HCA, Inc., 5.250%, 6/15/2026	4,907,326
6,175,000	HCA, Inc., 5.375%, 9/01/2026	6,506,906
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,250,555

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$1,592,000	HCA, Inc., 7.500%, 11/06/2033	$1,826,820
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,469,825
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,790,000
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,497,520

		165,404,121

	Independent Energy – 2.4%
12,905,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026	14,055,311
30,195,000	Continental Resources, Inc., 3.800%, 6/01/2024	30,392,478
10,525,000	Continental Resources, Inc., 4.375%, 1/15/2028	10,806,001
10,950,000	Diamondback Energy, Inc., 4.750%, 11/01/2024, 144A	11,194,185
9,787,000	EQT Corp., 8.125%, 6/01/2019	9,868,573
10,475,000	Hess Corp., 4.300%, 4/01/2027	10,374,342
21,000,000	Newfield Exploration Co., 5.625%, 7/01/2024	22,936,200
26,185,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	25,595,838
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	60,316

		135,283,244

	Integrated Energy – 2.3%
55,470,000	Chevron Corp., 2.100%, 5/16/2021	55,072,083
20,430,000	Exxon Mobil Corp., 2.222%, 3/01/2021	20,337,248
52,303,000	Shell International Finance BV, 1.875%, 5/10/2021	51,623,013

		127,032,344

	Life Insurance – 2.6%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	5,747,011
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,560,458
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,506,181
5,895,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.230%, 3.034%, 1/08/2021, 144A(b)	5,887,117
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	30,472,740

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	$11,551,675
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	43,032,780
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	8,296,300
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,527,660
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	19,874,753

		146,456,675

	Lodging – 0.5%
26,131,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	26,882,266

	Media Entertainment – 0.2%
4,482,000	Walt Disney Co. (The), 8.150%, 10/17/2036, 144A	6,729,190
898,000	Warner Media LLC, 2.950%, 7/15/2026	849,919
60,000	Warner Media LLC, 3.800%, 2/15/2027	59,756
1,065,000	Warner Media LLC, 3.875%, 1/15/2026	1,068,638

		8,707,503

	Metals & Mining – 3.3%
1,689,997	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(c)(e)(f)(g)(h)	—
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	34,296,268
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	8,952,312
430,000	ArcelorMittal, 5.500%, 3/01/2021	449,217
47,920,000	ArcelorMittal, 6.750%, 3/01/2041	53,417,903
19,365,000	ArcelorMittal, 7.000%, 10/15/2039	22,047,589
7,688,000	Glencore Funding LLC Co., 3.875%, 10/27/2027, 144A	7,385,631
39,092,000	Glencore Funding LLC Co., 4.000%, 3/27/2027, 144A	37,934,892
11,700,000	Glencore Funding LLC Co., 4.125%, 3/12/2024, 144A	11,813,172
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,071,928

		181,368,912

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 3.8%
$14,040,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.250%, 12/01/2027	$14,107,686
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	666,250
7,000,000	Energy Transfer Operating LP, 4.950%, 6/15/2028	7,341,909
36,405,000	Energy Transfer Operating LP, 5.250%, 4/15/2029	39,038,404
880,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	759,000
30,850,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	27,456,500
1,940,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	1,736,300
26,650,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	26,920,142
3,328,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	3,347,062
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	14,798,355
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,849,551
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,206,011
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,846,244
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	102,000
1,404,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, 6/01/2019	1,414,201
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	219,530
40,610,000	Sunoco Logistics Partners Operations LP, 4.000%, 10/01/2027	40,258,342
8,405,000	Williams Cos., Inc., 3.350%, 8/15/2022	8,468,020

		212,535,507

	Mortgage Related – 0.0%
15,290	FHLMC, 5.000%, 12/01/2031	16,229
1,861	FNMA, 6.000%, 7/01/2029	2,051

		18,280

	Non-Agency Commercial Mortgage-Backed Securities – 0.5%
5,685,616	Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A2, 2.963%, 8/10/2047	5,682,357
2,320,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	2,227,318
3,205,000	Credit Suisse Mortgage Trust, Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 6.084%, 1/15/2034, 144A(b)	3,235,111

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,250,630	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/2047	$1,248,908
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.486%, 6/15/2044, 144A(a)	3,365,274
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.893%, 5/10/2063, 144A(a)(d)(e)	5,206,352
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.684%, 3/15/2044, 144A(a)	1,969,343
1,296,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.822%, 6/15/2045(a)	1,307,065
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.822%, 6/15/2045, 144A(a)	742,727

		24,984,455

	Paper – 1.3%
6,400,000	International Paper Co., 8.700%, 6/15/2038	8,970,162
4,600,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	5,798,131
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	5,584,075
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	32,876,815
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,874,728

		71,103,911

	Pharmaceuticals – 1.4%
27,550,000	Gilead Science, Inc., 2.550%, 9/01/2020	27,513,704
27,080,000	GlaxoSmithKline Capital PLC, 3.125%, 5/14/2021	27,362,529
11,625,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	10,371,172
8,000,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	6,535,909
5,500,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024	5,518,337

		77,301,651

	Property & Casualty Insurance – 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,903,850

	Railroads – 0.2%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	9,838,480

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,292,492

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Single Tenant – 0.2%
$8,690,000	Realty Income Corp., 5.750%, 1/15/2021	$9,080,612

	Retailers – 1.2%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,258,138
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,733,947
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,233,762
53,830,000	Walmart, Inc., 3.125%, 6/23/2021	54,568,781

		68,794,628

	Supermarkets – 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	358,829

	Supranational – 1.3%
55,000,000	European Investment Bank, 1.625%, 12/15/2020	54,278,707
20,000,000	International Bank for Reconstruction & Development, Series GDIF, 2.750%, 7/23/2021	20,193,387

		74,472,094

	Technology – 7.9%
54,860,000	Apple, Inc., 2.850%, 5/06/2021	55,221,425
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	28,600,385
26,185,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.000%, 1/15/2022	26,058,326
27,405,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	27,274,826
27,558,000	Cisco Systems, Inc., 1.850%, 9/20/2021	27,039,934
22,066,000	Cisco Systems, Inc., 2.200%, 2/28/2021	21,919,988
5,937,000	Cisco Systems, Inc., 2.450%, 6/15/2020	5,927,542
25,760,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	27,706,191
13,560,000	Equifax, Inc., 3.600%, 8/15/2021	13,685,020
27,200,000	Intel Corp., 3.300%, 10/01/2021	27,718,270
27,875,000	International Business Machines Corp., 2.250%, 2/19/2021	27,639,968
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,645,716
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	18,149,065

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$56,595,000	Microsoft Corp., 1.550%, 8/08/2021	$55,243,090
51,515,000	Oracle Corp., 1.900%, 9/15/2021	50,667,818
5,000,000	Oracle Corp., 2.800%, 7/08/2021	5,020,523
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	9,376,707

		434,894,794

	Tobacco – 0.4%
19,785,000	Altria Group, Inc., 4.800%, 2/14/2029	20,396,451

	Treasuries – 6.7%
391,985,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	3,470,685
210,910,000	U.S. Treasury Bond, 3.000%, 8/15/2048	218,324,805
150,000,000	U.S. Treasury Note, 1.250%, 6/30/2019	149,531,250

		371,326,740

	Wireless – 0.5%
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	22,282,045
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	6,660,795

		28,942,840

	Wirelines – 1.8%
61,415,000	AT&T, Inc., 4.300%, 2/15/2030	62,119,935
7,980,000	AT&T, Inc., 4.850%, 3/01/2039	8,028,591
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	2,974,814
27,220,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	28,477,790

		101,601,130

	Total Non-Convertible Bonds (Identified Cost $4,710,605,027)	4,932,878,055

Convertible Bonds – 1.4%
	Cable Satellite – 0.2%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	7,465,084
6,190,000	DISH Network Corp., 3.375%, 8/15/2026	5,258,406

		12,723,490

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Diversified Manufacturing – 0.1%
$5,165,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	$4,931,913

	Finance Companies – 0.2%
14,630,000	iStar, Inc., 3.125%, 9/15/2022	13,423,025

	Independent Energy – 0.2%
8,905,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	8,251,321

	Industrial Other – 0.1%
3,625,000	Tutor Perini Corp., 2.875%, 6/15/2021	3,465,058

	Oil Field Services – 0.3%
22,120,000	Nabors Industries, Inc., 0.750%, 1/15/2024	15,766,694

	Pharmaceuticals – 0.1%
7,895,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	8,077,572

	Technology – 0.2%
11,409,000	Finisar Corp., 0.500%, 12/15/2036	11,190,288

	Total Convertible Bonds (Identified Cost $81,282,216)	77,829,361

Municipals – 0.3%
	Illinois – 0.2%
9,150,000	State of Illinois, 5.100%, 6/01/2033	8,990,973

	Michigan – 0.0%
1,660,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,648,496

	Virginia – 0.1%
7,705,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	7,444,109

	Total Municipals (Identified Cost $16,449,710)	18,083,578

	Total Bonds and Notes (Identified Cost $4,808,336,953)	5,028,790,994

Shares
Preferred Stocks – 0.3%
	Food & Beverage – 0.2%
128,227	Bunge Ltd., 4.875%	12,597,787

Shares	Description	Value (†)
Preferred Stocks – continued
	Independent Energy – 0.1%
43,031	Chesapeake Energy Corp., 5.000%	$2,312,916

	Total Preferred Stocks (Identified Cost $16,894,208)	14,910,703

Principal Amount (‡)
Short-Term Investments – 8.2%
$51,716,212	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $51,722,677 on 4/01/2019 collateralized by $52,615,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $52,755,009 including accrued interest(i)	51,716,212
180,000,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(j)(k)	179,719,349
225,000,000	U.S. Treasury Bills, 2.365%, 4/18/2019(j)	224,748,718

	Total Short-Term Investments (Identified Cost $456,201,731)	456,184,279

	Total Investments – 99.4% (Identified Cost $5,281,432,892)	5,499,885,976
	Other assets less liabilities – 0.6%	32,663,403

	Net Assets – 100.0%	$5,532,549,379

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$115,240,640	2.1%	$5,587,012	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.

(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of these securities amounted to $115,240,640 or 2.1% of net assets.
(e)	lliquid security.
(f)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $5,587,012 or 0.1% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $1,281,633,285 or 23.2% of net assets.

ABS	Asset-Backed Securities
ARS	Auction Rate Security
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
ISK	Icelandic Krona

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$108,748,716	$47,036,150	(a)	$155,784,866
ABS Student Loan	—	27,055,433	4,023,585	(a)	31,079,018
ABS Whole Business	—	75,476,786	5,587,012	(b)	81,063,798
Metals & Mining		181,368,912	—	(c)	181,368,912
All Other Non-Convertible Bonds*	—	4,483,581,461	—		4,483,581,461

Total Non-Convertible Bonds	—	4,876,231,308	56,646,747		4,932,878,055

Convertible Bonds*	—	77,829,361	—		77,829,361
Municipals*	—	18,083,578	—		18,083,578

Total Bonds and Notes	—	4,972,144,247	56,646,747		5,028,790,994

Preferred Stocks*	—	14,910,703	—		14,910,703
Short-Term Investments	—	456,184,279	—		456,184,279

Total	$—	$5,443,239,229	$56,646,747		$5,499,885,976

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(c)	Includes a security fair valued at zero using level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or March 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$57,551,934	$—	$14,830	$231,994	$—	$(2,289,220)	$—	$(8,473,388)	$47,036,150		$238,574
ABS Student Loan	4,259,110	—	491	(16)	—	(236,000)	—	—	4,023,585		297
ABS Whole Business	—	—	—	87,012	5,500,000	—	—	—	5,587,012		87,012
Airlines	1,202,015	—	—	—	—	—	—	(1,202,015)	—		—
Metals & Mining	845	3,828	—	(4,673)	—	—	—	—	—	(a)	(4,673)

Total	$63,013,904	$3,828	$15,321	$314,317	$5,500,000	$(2,525,220)	$—	$(9,675,403)	$56,646,747		$321,210

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $8,473,388 was transferred from Level 3 to Level 2 during the period ended March 31, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $1,202,015 was transferred from Level 3 to Level 2 during the period ended March 31, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2019 (Unaudited)

Banking	8.3%
Technology	8.1
ABS Car Loan	8.1
Treasuries	6.7
ABS Credit Card	5.0
Midstream	3.8
Metals & Mining	3.3
Healthcare	3.0
ABS Other	2.8
Independent Energy	2.7
Life Insurance	2.6
Integrated Energy	2.3
ABS Home Equity	2.2
Other Investments, less than 2% each	32.3
Short-Term Investments	8.2

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%